Note 2 - Business Acquisitions (Detail) (USD $)	9 Months Ended					3 Months Ended	9 Months Ended
	Sep. 25, 2012	Dec. 30, 2012	Sep. 25, 2012 Ansley Group [Member]	Sep. 25, 2012 Restaurants Acquired [Member] Indiana [Member]	Sep. 25, 2012 Restaurants Acquired [Member] Illinois [Member]	Dec. 30, 2012 Indiana and Illinois [Member]	Sep. 25, 2012 Minimum [Member]	Sep. 25, 2012 Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate			100.00%
Payments to Acquire Equity Method Investments (in Dollars)	$ 2,500,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount (in Dollars)	8,578,776	(572,009)	866,681
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount (in Dollars)	294,672
Number of Restaurants				4	4
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)	14,700,000
Fair Value Inputs, Discount Rate	12.00%
Remaining Lease Term							7	16
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual (in Dollars)						5,000,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual (in Dollars)						$ 164,281